Derivative financial instruments (Details 6) - Maximum Potential For Future Payments Gross [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
CDS	R$ 20,574,515	R$ 13,750,530
CDS, total	20,574,515	13,750,530
Below Investment Grade	20,574,515	13,750,530
Per risk classification, total	20,574,515	13,750,530
Brazilian Government	20,574,515	13,750,530
Per reference entity, total	20,574,515	13,750,530
Nominal Value Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
CDS	20,574,515	13,750,530
CDS, total	20,574,515	13,750,530
Below Investment Grade	20,574,515	13,750,530
Per risk classification, total	20,574,515	13,750,530
Brazilian Government	20,574,515	13,750,530
Per reference entity, total	R$ 20,574,515	R$ 13,750,530